CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OPERATING ACTIVITIES:
Net loss	$ (77,974)	$ (24,071)
Reconciliation of net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	29,608	33,975
Impairment charges	56,762	0
Share-based compensation	3,119	1,278
Income tax expense	27,439	12,350
Unrealized loss on non-hedge derivative contracts	211	0
Recognition of deferred revenue	(13,334)	(13,738)
Reclamation expenditures	(3,171)	(5,316)
Other	12,949	11,925
Changes in working capital	(13,988)	(17,172)
Net cash provided by/(used in) operating activities	22,841	(7,555)
INVESTING ACTIVITIES:
Additions to mining interests	(73,381)	(44,935)
Proceeds from asset disposal	0	38
Change in accounts payable and deposits on mine equipment and material	1,507	(3,014)
Decrease/(increase) in restricted cash	4,463	(40)
Net cash used in investing activities	(67,411)	(47,951)
FINANCING ACTIVITIES:
Principal payments on debt	(57,225)	(15,607)
Proceeds from debt agreements, net	57,386	35,000
Royal Gold loan repayment		(20,000)
Shares issued, net	0	124,772
Exercise of options	1,269	61
Net cash provided by financing activities	1,430	124,226
(Decrease)/increase in cash and cash equivalents	(43,140)	68,720
Cash and cash equivalents, beginning of period	96,507	27,787
Cash and cash equivalents, end of period	53,367	96,507
7% Convertible Debentures
Reconciliation of net loss to net cash provided by/(used in) operating activities:
Unrealized loss on non-hedge derivative contracts	1,431	(6,786)
FINANCING ACTIVITIES:
Principal payments on debt	0	0
Royal Gold loan repayment		0
Royal Gold loan
FINANCING ACTIVITIES:
Principal payments on debt	0	0
Royal Gold loan repayment	$ 0	$ (20,000)